Convergence Long/Short Equity ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115 .38% (a)
Accommodation — 0 .51%
Caesars Entertainment, Inc. (b) 2,406 $ 132,956
Administrative and Support Services — 3 .21%
Booking Holdings, Inc. (b) 40 124,201
Mastercard, Inc. (c) 614 253,361
MSCI, Inc. 304 165,260
TriNet Group, Inc. (b) 438 48,587
Visa, Inc. - Class A 1,012 248,628
840,037
Amusement, Gambling, and Recreation Industries — 0 .50%
Wynn Resorts Ltd. (c) 1,279 129,665
Beverage and Tobacco Product Manufacturing — 1 .92%
Altria Group, Inc. (c) 5,213 230,519
Molson Coors Beverage Co. 2,554 162,153
National Beverage Corp. (b) 2,161 110,881
503,553
Broadcasting and Content Providers — 1 .74%
Comcast Corp. (c) 9,666 451,983
Building Material and Garden Equipment and Supplies Dealers
— 1 .06%
Home Depot, Inc. 836 276,131
Chemical Manufacturing — 7 .77%
AbbVie, Inc. (c) 1,853 272,317
ACADIA Pharmaceuticals, Inc. (b)(c) 1,652 44,637
Amgen, Inc. (c) 1,098 281,462
Bristol-Myers Squibb Co. 18 1,110
elf Beauty, Inc. (b) 910 126,226
Gilead Sciences, Inc. (c) 3,401 260,108
Jazz Pharmaceuticals PLC (b) 1,316 188,662
Merck & Co., Inc. (c) 2,634 287,053
NewMarket Corp. 207 97,215
Procter & Gamble Co. (c) 1,280 197,555
Vertex Pharmaceuticals, Inc. (b) 801 279,021
2,035,366

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115.38% (a) (Continued)
Computer and Electronic Product Manufacturing — 21 .84%
Alphabet, Inc. - Class A (b)(c) 5,716 $ 778,349
Alphabet, Inc. (b)(c) 5,698 782,620
Apple, Inc. (c) 1,617 303,786
Arista Networks, Inc. (b) 1,222 238,571
Broadcom, Inc. (c) 560 516,818
Cisco Systems, Inc. (c) 8,997 515,978
Extreme Networks, Inc. (b)(c) 7,636 209,608
IDEXX Laboratories, Inc. (b) 358 183,085
Intel Corp. 3,584 125,942
Jabil, Inc. (c) 3,735 427,359
Moog, Inc. 1,139 132,306
NVIDIA Corp. 1,616 797,578
Super Micro Computer, Inc. (b) 993 273,154
Teradata Corp. (b) 6,364 294,462
Vertiv Holdings Co. 3,426 134,950
5,714,566
Computing Infrastructure Providers, Data Processing, Web
Hosting, and Related Services — 0 .36%
Verisk Analytics, Inc. 393 95,192
Construction of Buildings — 1 .55%
KB Home 1,485 75,438
M/I Homes, Inc. (b) 875 85,908
Meritage Homes Corp. 547 76,055
PulteGroup, Inc. 954 78,285
Taylor Morrison Home Corp. (b)(c) 1,875 88,875
404,561
Couriers and Messengers — 0 .62%
FedEx Corp. 618 161,310
Credit Intermediation and Related Activities — 3 .50%
Bank of America Corp. 6,578 188,591
Bank of New York Mellon Corp. 420 18,845
Citigroup, Inc. (c) 3,186 131,550
JPMorgan Chase & Co. (c) 2,289 334,949
Wells Fargo & Co. (c) 5,878 242,703
916,638
Fabricated Metal Product Manufacturing — 0 .55%
Atkore, Inc. (b)(c) 933 143,654
Food Services and Drinking Places — 1 .41%
Manhattan Associates, Inc. (b)(c) 1,826 369,984

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115.38% (a) (Continued)
Funds, Trusts, and Other Financial Vehicles — 0 .18%
Incyte Corp. (b) 716 $ 46,203
General Merchandise Retailers — 2 .11%
Walmart, Inc. (c) 3,418 555,801
Health and Personal Care Retailers — 0 .15%
CVS Health Corp. 590 38,450
Heavy and Civil Engineering Construction — 0 .53%
Sterling Infrastructure, Inc. (b) 1,699 140,609
Hospitals — 0 .64%
HCA Healthcare, Inc. 602 166,935
Insurance Carriers and Related Activities — 5 .39%
Aon PLC 231 77,013
Arch Capital Group Ltd. (b)(c) 2,001 153,797
Cigna Group/The (c) 768 212,168
Everest Group Ltd. 423 152,568
Fidelity National Financial, Inc. 3,472 143,741
Frontdoor, Inc. (b)(c) 4,072 133,643
MGIC Investment Corp. 9,326 163,951
Radian Group, Inc. (c) 9,132 247,294
Unum Group (c) 2,561 125,976
1,410,151
Machinery Manufacturing — 2 .61%
Applied Materials, Inc. 242 36,968
Caterpillar, Inc. 501 140,846
General Electric Co. 1,317 150,744
KLA Corp. 369 185,190
Terex Corp. (c) 2,750 166,678
680,426
Management of Companies and Enterprises — 1 .34%
Carnival Corp. (b) 7,151 113,129
StoneCo Ltd. (b) 19,575 239,989
353,118
Merchant Wholesalers, Durable Goods — 3 .45%
Allison Transmission Holdings, Inc. 2,522 152,455
Arrow Electronics, Inc. (b)(c) 3,542 472,609
Core & Main, Inc. (b) 4,056 133,199
GMS, Inc. (b) 2,099 145,545
903,808

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115.38% (a) (Continued)
Merchant Wholesalers, Nondurable Goods — 2 .67%
Cardinal Health, Inc. (c) 2,984 $ 260,593
Cencora, Inc. (c) 1,246 219,271
McKesson Corp. (c) 535 220,591
700,455
Mining (except Oil and Gas) — 1 .56%
Alpha Metallurgical Resources, Inc. 520 105,477
Martin Marietta Materials, Inc. 225 100,442
Southern Copper Corp. (c) 1,248 100,664
Summit Materials, Inc. (b) 2,733 102,242
408,825
Miscellaneous Manufacturing — 2 .23%
Align Technology, Inc. (b) 316 116,964
Haemonetics Corp. (b) 2,298 206,200
Johnson & Johnson (c) 1,601 258,850
582,014
Motor Vehicle and Parts Dealers — 2 .29%
Group 1 Automotive, Inc. (c) 1,121 296,415
Murphy USA, Inc. (c) 955 303,346
599,761
Nonmetallic Mineral Product Manufacturing — 0 .99%
Eagle Materials, Inc. 827 156,568
O-I Glass, Inc. (b)(c) 5,154 102,358
258,926
Nonstore Retailers — 3 .02%
Amazon.com, Inc. (b) 5,719 789,279
Oil and Gas Extraction — 2 .24%
ONE Gas, Inc. (c) 1,726 125,083
Phillips 66 1,473 168,158
Weatherford International PLC (b) 3,331 294,860
588,101
Paper Manufacturing — 0 .78%
Boise Cascade Co. (c) 1,871 204,631
Petroleum and Coal Products Manufacturing — 2 .56%
Marathon Petroleum Corp. (c) 1,748 249,562
PBF Energy, Inc. (c) 4,030 188,967
Valero Energy Corp. (c) 1,789 232,391
670,920

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115.38% (a) (Continued)
Primary Metal Manufacturing — 1 .43%
Constellium SE (b) 6,964 $ 125,352
Encore Wire Corp. (c) 824 135,803
Worthington Industries, Inc. 1,517 114,185
375,340
Professional, Scientific, and Technical Services — 6 .10%
Booz Allen Hamilton Holding Corp. 1,100 124,641
Exact Sciences Corp. (b) 3,069 256,783
Exelixis, Inc. (b) 2,493 55,818
Medpace Holdings, Inc. (b)(c) 693 187,297
Nutanix, Inc. (b) 9,814 305,215
Palantir Technologies, Inc. (b) 17,995 269,565
Science Applications International Corp. 1,292 152,017
ServiceNow, Inc. (b) 416 244,953
1,596,289
Publishing Industries — 10 .22%
Adobe, Inc. (b)(c) 964 539,204
Block, Inc. (b)(c) 3,465 199,757
Cadence Design Systems, Inc. (b) 911 219,041
Dropbox, Inc. (b) 11,019 306,218
Microsoft Corp. (c) 2,307 756,142
Salesforce, Inc. (b) 1,132 250,693
Splunk, Inc. (b)(c) 3,333 404,160
2,675,215
Real Estate — 0 .35%
Zillow Group, Inc. - Class C (b)(c) 1,709 89,141
Religious, Grantmaking, Civic, Professional, and Similar
Organizations — 0 .69%
HealthEquity, Inc. (b) 2,658 179,548
Rental and Leasing Services — 0 .59%
Netflix, Inc. (b)(c) 355 153,956
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities — 2 .15%
Ameriprise Financial, Inc. 680 229,554
DraftKings, Inc. (b) 4,393 130,252
SEI Investments Co. 3,229 200,392
560,198
Specialty Trade Contractors — 0 .53%
EMCOR Group, Inc. (c) 625 140,156

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 115.38% (a) (Continued)
Support Activities for Mining — 0 .62%
California Resources Corp. 2,872 $ 160,372
Support Activities for Transportation — 0 .62%
XPO, Inc. (b) 2,193 163,664
Telecommunications — 0 .12%
Cogent Communications Holdings, Inc. 450 31,761
Transit and Ground Passenger Transportation — 0 .39%
Uber Technologies, Inc. (b) 2,165 102,253
Transportation Equipment Manufacturing — 2 .54%
Ford Motor Co. 20,273 245,911
Tesla, Inc. (b) 1,622 418,606
664,517
Utilities — 2 .92%
Axcelis Technologies, Inc. (b)(c) 2,677 514,386
National Fuel Gas Co. 2,680 144,023
Vistra Corp. 3,391 106,545
764,954
Warehousing and Storage — 0 .60%
Landstar System, Inc. (c) 833 158,112
Waste Management and Remediation Services — 0 .24%
Clean Harbors, Inc. (b)(c) 374 63,333
Web Search Portals, Libraries, Archives, and Other Information
Services — 2 .45%
Meta Platforms, Inc. - Class A (b) 2,165 640,602
Wood Product Manufacturing — 1 .54%
Builders FirstSource, Inc. (b) 1,782 258,461
Owens Corning 1,014 145,925
404,386
TOTAL COMMON STOCKS (Cost $26,891,265) 30,197,806
REAL ESTATE INVESTMENT TRUSTS — 1 .97% (a)

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
REAL ESTATE INVESTMENT TRUSTS — 1.97% (a) (Continued)
Real Estate — 1 .41%
Digital Realty Trust, Inc. 810 $ 106,693
Invitation Homes, Inc. 1,268 43,226
STAG Industrial, Inc. 2,752 100,531
Tanger Factory Outlet Centers, Inc. 5,105 118,691
369,141
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities — 0 .56%
Innovative Industrial Properties, Inc. 1,666 145,408
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $463,926) 514,549
MONEY MARKET FUNDS — 0 .03%
First American Government Obligations Fund - X Class, 5.248% (d) 7,558 7,558
TOTAL MONEY MARKET FUNDS (Cost $7,558) 7,558
Total Investments (Cost $27,362,749) — 117.38% 30,719,913
Liabilities in Excess of Other Assets — (17.38)% (4,557,026)
TOTAL NET ASSETS — 100.00% $ 26,162,887
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Unless otherwise noted, all or a portion of these securities, totaling $28,069,446 are pledged as collateral for securities sold short.
(b) Non-income producing security.
(c) This security is not pledged as collateral for securities sold short.
(d) The rate shown represents the seven-day yield as of August 31, 2023.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — ( 45 .85 ) %
Administrative and Support Services — ( 2 .52 ) %
AdaptHealth Corp. (a) (2,833) $ (33,798)
DigitalBridge Group, Inc. (551) (9,598)
Dun & Bradstreet Holdings, Inc. (2,646) (28,841)
Evolent Health, Inc. (a) (1,227) (31,301)
Expedia Group, Inc. (a) (465) (50,401)
Live Nation Entertainment, Inc. (a) (874) (73,879)
nCino, Inc. (a) (3,026) (99,465)
R1 RCM, Inc. (a) (5,075) (87,493)
RB Global, Inc. (565) (34,872)
ROBLOX Corp. (a) (1,993) (56,382)
SentinelOne, Inc. (a) (6,020) (100,113)
TripAdvisor, Inc. (a) (3,563) (53,837)
(659,980)
Air Transportation — ( 0 .57 ) %
Alaska Air Group, Inc. (a) (851) (35,716)
Frontier Group Holdings, Inc. (a) (3,159) (19,839)
Southwest Airlines Co. (2,922) (92,335)
(147,890)
Ambulatory Health Care Services — ( 0 .24 ) %
LifeStance Health Group, Inc. (a) (4,217) (34,622)
Novocure Ltd. (a) (1,331) (29,362)
(63,984)
Amusement, Gambling, and Recreation Industries — ( 0 .12 ) %
Light & Wonder, Inc. - Class A (a) (408) (31,281)
Apparel Manufacturing — ( 0 .05 ) %
VF Corp. (700) (13,832)
Broadcasting and Content Providers — ( 1 .80 ) %
Liberty Broadband Corp. (a) (1,021) (95,525)
Madison Square Garden Sports Corp. (378) (67,284)
Paramount Global (4,084) (61,628)
Warner Bros Discovery, Inc. (a) (18,564) (243,931)
(468,368)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Chemical Manufacturing — ( 4 .05 ) %
Beam Therapeutics, Inc. (a) (2,002) $ (46,406)
Blueprint Medicines Corp. (a) (929) (46,320)
Catalent, Inc. (a) (1,333) (66,610)
Celanese Corp. - Class A (317) (40,056)
Estee Lauder Cos., Inc. (473) (75,931)
FMC Corp. (345) (29,749)
Intellia Therapeutics, Inc. (a) (1,749) (65,553)
Karuna Therapeutics, Inc. (a) (516) (96,884)
Mirati Therapeutics, Inc. (a) (823) (30,616)
Moderna, Inc. (a) (1,236) (139,754)
Morphic Holding, Inc. (a) (949) (52,271)
Mosaic Co. (803) (31,197)
Olaplex Holdings, Inc. (a) (13,161) (35,666)
Pfizer, Inc. (3,391) (119,974)
QuidelOrtho Corp. (a) (1,759) (144,871)
Westlake Corp. (304) (39,818)
(1,061,676)
Clothing, Clothing Accessories, Shoe and Jewelry Retailers
— ( 0 .29 ) %
Boot Barn Holdings, Inc. (a) (823) (75,510)
Computer and Electronic Product Manufacturing — ( 6 .04 ) %
Bloom Energy Corp. (a) (2,317) (34,732)
Ciena Corp. (a) (3,453) (172,581)
Credo Technology Group Holding Ltd. (a) (5,260) (86,580)
GLOBALFOUNDRIES, Inc. (a) (2,931) (161,937)
Impinj, Inc. (a) (1,394) (92,799)
Lumentum Holdings, Inc. (a) (1,899) (102,793)
Masimo Corp. (a) (611) (69,825)
Mercury Systems, Inc. (a) (886) (34,775)
Micron Technology, Inc. (1,869) (130,718)
SunPower Corp. (a) (2,694) (19,289)
Texas Instruments, Inc. (1,009) (169,573)
Viasat, Inc. (a) (3,826) (106,133)
Waters Corp. (a) (229) (64,303)
Western Digital Corp. (a) (5,164) (232,380)
Wolfspeed, Inc. (a) (2,126) (101,665)
(1,580,083)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Credit Intermediation and Related Activities — ( 3 .52 ) %
Ally Financial, Inc. (3,618) $ (100,182)
Bank of Hawaii Corp. (693) (37,242)
Cadence Bank (2,552) (58,390)
Columbia Banking System, Inc. (2,264) (46,367)
Eastern Bankshares, Inc. (3,347) (45,051)
First Horizon Corp. (4,391) (55,107)
Mr Cooper Group, Inc. (a) (1,807) (102,385)
Northern Trust Corp. (1,452) (110,454)
Seacoast Banking Corp. of Florida (1,668) (39,381)
State Street Corp. (1,811) (124,488)
TFS Financial Corp. (5,680) (77,305)
Western Alliance Bancorp (1,069) (53,461)
Western Union Co. (5,868) (72,470)
(922,283)
Electrical Equipment, Appliance, and Component Manufacturing
— ( 0 .62 ) %
Generac Holdings, Inc. (a) (502) (59,643)
Plug Power, Inc. (a) (4,144) (35,058)
Regal Rexnord Corp. (416) (67,471)
(162,172)
Fabricated Metal Product Manufacturing — ( 0 .76 ) %
Axon Enterprise, Inc. (a) (353) (75,157)
Chart Industries, Inc. (a) (232) (41,895)
RBC Bearings, Inc. (a) (179) (41,267)
Zurn Elkay Water Solutions Corp. (1,360) (40,283)
(198,602)
Food Manufacturing — ( 1 .48 ) %
Conagra Brands, Inc. (2,006) (59,939)
Darling Ingredients, Inc. (a) (1,278) (78,929)
Freshpet, Inc. (a) (1,026) (77,473)
Hormel Foods Corp. (1,322) (51,016)
Post Holdings, Inc. (a) (636) (57,056)
TreeHouse Foods, Inc. (a) (1,331) (61,918)
(386,331)
Furniture, Home Furnishings, Electronics, and Appliance Retailers
— ( 0 .81 ) %
Floor & Decor Holdings, Inc. - Class A (a) (1,032) (102,890)
RH (a) (296) (108,096)
(210,986)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
General Merchandise Retailers — ( 1 .11 ) %
Dollar General Corp. (511) $ (70,774)
Dollar Tree, Inc. (a) (587) (71,825)
Macy's, Inc. (6,026) (73,698)
Target Corp. (607) (76,816)
(293,113)
Heavy and Civil Engineering Construction — ( 0 .32 ) %
MasTec, Inc. (a) (851) (84,666)
Insurance Carriers and Related Activities — ( 0 .90 ) %
Allstate Corp. (502) (54,121)
American Financial Group, Inc./OH (386) (44,745)
Brighthouse Financial, Inc. (a) (789) (39,182)
Hanover Insurance Group, Inc. (399) (42,581)
Lincoln National Corp. (2,093) (53,706)
(234,335)
Machinery Manufacturing — ( 0 .63 ) %
Azenta, Inc. (a) (1,369) (77,253)
Brunswick Corp./DE (250) (19,780)
Leslie's, Inc. (a) (10,254) (64,190)
(161,223)
Management of Companies and Enterprises — ( 0 .92 ) %
Cullen/Frost Bankers, Inc. (485) (45,847)
Enstar Group Ltd. (a) (170) (43,059)
First Interstate BancSystem, Inc. (1,577) (40,860)
Noble Corp. PLC (800) (42,192)
Rivian Automotive, Inc. - Class A (a) (3,077) (69,940)
(241,898)
Merchant Wholesalers, Durable Goods — ( 0 .36 ) %
TD SYNNEX Corp. (931) (94,729)
Merchant Wholesalers, Nondurable Goods — ( 0 .34 ) %
Arrowhead Pharmaceuticals, Inc. (a) (2,208) (61,029)
Relay Therapeutics, Inc. (a) (2,881) (29,444)
(90,473)
Mining (except Oil and Gas) — ( 0 .63 ) %
Arch Resources, Inc. (512) (66,867)
CNX Resources Corp. (a) (1,893) (42,308)
Hecla Mining Co. (6,086) (26,718)
Royal Gold, Inc. (259) (29,031)
(164,924)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Miscellaneous Manufacturing — ( 1 .17 ) %
Hasbro, Inc. (123) $ (8,856)
ICU Medical, Inc. (a) (554) (80,347)
Peloton Interactive, Inc. (a) (2,415) (15,408)
Shockwave Medical, Inc. (a) (434) (95,649)
STAAR Surgical Co. (a) (1,381) (59,880)
Tandem Diabetes Care, Inc. (a) (874) (23,913)
Topgolf Callaway Brands Corp. (a) (1,222) (21,312)
(305,365)
Motion Picture and Sound Recording Industries — ( 0 .20 ) %
Take-Two Interactive Software, Inc. (a) (361) (51,334)
Motor Vehicle and Parts Dealers — ( 0 .56 ) %
Asbury Automotive Group, Inc. (a) (334) (76,820)
AutoZone, Inc. (a) (28) (70,877)
(147,697)
Motor Vehicle And Parts Dealers — ( 0 .50 ) %
Advance Auto Parts, Inc. (1,894) (130,345)
Nonmetallic Mineral Product Manufacturing — ( 0 .58 ) %
Corning, Inc. (4,602) (151,038)
Oil and Gas Extraction — ( 1 .52 ) %
Antero Resources Corp. (a) (1,994) (55,174)
Dominion Energy, Inc. (2,037) (98,876)
Earthstone Energy, Inc. (a) (2,628) (53,559)
EQT Corp. (1,574) (68,028)
Northern Oil and Gas, Inc. (1,648) (68,936)
Sitio Royalties Corp. (2,164) (54,966)
(399,539)
Performing Arts, Spectator Sports, and Related Industries — ( 0 .20 ) %
Churchill Downs, Inc. (427) (53,495)
Personal and Laundry Services — ( 0 .62 ) %
IAC, Inc. (a) (2,043) (113,039)
UniFirst Corp./MA (283) (49,845)
(162,884)
Plastics and Rubber Products Manufacturing — ( 0 .81 ) %
Entegris, Inc. (1,177) (119,195)
Goodyear Tire & Rubber Co. (a) (4,321) (55,784)
Newell Brands, Inc. (3,523) (37,273)
(212,252)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Primary Metal Manufacturing — ( 0 .11 ) %
Alcoa Corp. (971) $ (29,208)
Professional, Scientific, and Technical Services — ( 2 .84 ) %
Alteryx, Inc. (a) (2,414) (71,261)
Aspen Technology, Inc. (a) (1,432) (277,808)
Bumble, Inc. (a) (3,447) (57,841)
Cytokinetics, Inc. (a) (1,933) (67,539)
Digital Turbine, Inc. (a) (1,884) (16,786)
DigitalOcean Holdings, Inc. (a) (1,991) (53,856)
Gen Digital, Inc. (4,773) (96,653)
Riot Platforms, Inc. (a) (5,138) (58,316)
Vir Biotechnology, Inc. (a) (3,329) (42,145)
(742,205)
Publishing Industries — ( 1 .36 ) %
BILL Holdings, Inc. (a) (729) (84,054)
Braze, Inc. (a) (2,106) (97,424)
Gitlab, Inc. (a) (2,006) (95,024)
Paycor HCM, Inc. (a) (1,097) (25,747)
ZoomInfo Technologies, Inc. (a) (3,063) (55,195)
(357,444)
Real Estate — ( 0 .25 ) %
Jones Lang LaSalle, Inc. (a) (63) (10,886)
Marriott Vacations Worldwide Corp. (231) (25,107)
MP Materials Corp. (a) (1,338) (28,018)
(64,011)
Rental and Leasing Services — ( 0 .44 ) %
Air Lease Corp. (1,740) (70,922)
Hertz Global Holdings, Inc. (a) (2,616) (44,341)
(115,263)
Repair and Maintenance — ( 0 .19 ) %
Driven Brands Holdings, Inc. (a) (1,047) (15,757)
Mister Car Wash, Inc. (a) (4,686) (33,927)
(49,684)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — ( 2 .04 ) %
Affiliated Managers Group, Inc. (538) $ (72,097)
Beauty Health Co. (a) (4,618) (28,447)
Clarivate PLC (a) (3,895) (28,940)
CME Group, Inc. (395) (80,059)
E2open Parent Holdings, Inc. - Class A (a) (10,649) (51,435)
Enovix Corp. (a) (2,582) (35,580)
Lucid Group, Inc. (a) (5,490) (34,477)
Morningstar, Inc. (372) (86,553)
Raymond James Financial, Inc. (758) (79,279)
Rocket Lab USA, Inc. (a) (5,597) (35,317)
(532,184)
Specialty Trade Contractors — ( 0 .15 ) %
Sunrun, Inc. (a) (2,556) (39,950)
Sporting Goods, Hobby, and Musical Instrument, Book, and
Miscellaneous Retailers — ( 0 .15 ) %
DoorDash, Inc. (a) (470) (39,541)
Support Activities for Mining — ( 0 .48 ) %
Civitas Resources, Inc. (942) (77,451)
ProFrac Holding Corp. (a) (4,252) (46,772)
(124,223)
Support Activities for Transportation — ( 0 .13 ) %
GATX Corp. (297) (35,088)
Telecommunications — ( 1 .17 ) %
Frontier Communications Parent, Inc. (a) (3,139) (50,287)
Gogo, Inc. (a) (2,154) (24,448)
Twilio, Inc. (a) (1,416) (90,213)
Zoom Video Communications, Inc. (a) (1,986) (141,066)
(306,014)
Transit and Ground Passenger Transportation — ( 0 .10 ) %
Lyft, Inc. (a) (2,323) (27,365)
Transportation Equipment Manufacturing — ( 0 .44 ) %
Spirit AeroSystems Holdings, Inc. - Class A (1,710) (36,457)
Trinity Industries, Inc. (1,472) (36,903)
Winnebago Industries, Inc. (654) (42,412)
(115,772)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)
Shares Value
Common Stocks — (45.85)%
Utilities — ( 1 .48 ) %
Coherent Corp. (a) (3,557) $ (133,850)
Constellation Energy Corp. (645) (67,183)
Evergy, Inc. (1,211) (66,569)
New Fortress Energy, Inc. (1,977) (61,366)
NRG Energy, Inc. (879) (33,006)
Sunnova Energy International, Inc. (a) (1,937) (26,944)
(388,918)
Waste Management and Remediation Services — ( 0 .09 ) %
Casella Waste Systems, Inc. (a) (306) (24,104)
Wood Product Manufacturing — ( 0 .19 ) %
Enviva, Inc. (1,032) (9,494)
Louisiana-Pacific Corp. (425) (26,554)
Skyline Champion Corp. (a) (201) (14,325)
(50,373)
Total Common Stocks (Proceeds  $13,804,274) (12,003,635)
Real Estate Investment Trusts — ( 1 .61 ) %
Real Estate — ( 1 .61 ) %
AGNC Investment Corp. (7,588) (75,197)
Alexandria Real Estate Equities, Inc. (417) (48,514)
Boston Properties, Inc. (449) (29,980)
Healthcare Realty Trust, Inc. (1,536) (26,911)
PotlatchDeltic Corp. (586) (27,694)
Rayonier, Inc. (914) (27,329)
Realty Income Corp. (1,132) (63,437)
SL Green Realty Corp. (838) (32,900)
Sun Communities, Inc. (222) (27,177)
Vornado Realty Trust (1,409) (33,844)
WP Carey, Inc. (429) (27,906)
(420,889)
Total Real Estate Investment Trusts (Proceeds  $425,498) (420,889)
Exchange Traded Funds — ( 0 .14 ) %
Invesco QQQ Trust Series 1 (100) (37,799)
Total Exchange Traded Funds (Proceeds $38,347) (37,799)
Total Securities Sold Short (Proceeds $14,268,119) — (47.60)% $ (12,462,323)
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2023 (Unaudited)

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Convergence Long/Short Equity ETF
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 30,197,806 $ – $ – $ 30,197,806
Real Estate Investment Trusts 514,549 – – 514,549
Total Equity Securities 30,712,355 – – 30,712,355
Money Market Funds 7,558 – – 7,558
Total Investments in Securities $ 30,719,913 $ – $ – $ 30,719,913
Liabilities
(1)
:
Equities:
Common Stocks (12,003,635) – – (12,003,635)
Real Estate Investment Trusts (420,889) – – (420,889)
Total Equity Securities (12,424,524) – – (12,424,524)
Investment Company:
Exchange Traded Funds (37,799) – – (37,799)
Total Investment Company (37,799) – – (37,799)
Total Investments in Securities $ (12,462,323) $ – $ – $ (12,462,323)
(1) See the Schedule of Investments for industry classifications.